Share based compensation - Additional Information (Details)					1 Months Ended						12 Months Ended
	May 23, 2017 shares	May 24, 2016 shares	May 28, 2015 shares	May 29, 2014 shares	Mar. 31, 2017 shares	Mar. 31, 2016 shares	Jun. 30, 2015 shares	Mar. 31, 2014 shares	Mar. 31, 2013 shares	Jan. 31, 2013 shares	Dec. 31, 2017 USD ($) shares year	Dec. 31, 2016 USD ($) shares year	Dec. 31, 2015 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options outstanding in share-based payment arrangement											1,182,315	963,789	1,144,534
Number of share options exercisable in share-based payment arrangement											740,253	819,856
Number of share options granted (in shares)											386,614	107,660
Weighted average remaining contractual life of outstanding share options | year											2.35	2.92
Weighted average fair value of options granted (in USD per share) | $											$ 9.82	$ 9.39
LTiP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments granted (in shares)					139,800	95,140	46,800	201,870		306,200
Director EIP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments granted (in shares)	21,814	12,520	15,943	12,517
Director EIP | RSU
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments granted (in shares)									1,924	9,252
Vested immediately
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award vesting percentage											40.00%
Vest upon first, second and third anniversary of IPO
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award vesting percentage											20.00%